UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Institutional Investment Manager Filing this Report:

Partners Group Holding AG
Zugerstrasse 57
Baar-Zug, 6341
Switzerland

The institutional investment manager filing this report and the person by whom it is signed herebyrepresent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cyrill Wipfli
Title: Chief Financial Officer
Phone: +41 41 768 8585


Signature	 City, State	          Date

Cyrill Wipfli,    Zug, Switzerland, September 25th, 2012

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1


Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 130,096 (thousands)


Explanatory Notes:

1 - Partners Group Holding AG and its worldwide affiliates.

Securities are held by funds managed/advised by general partners/management companies owned by
Partners Group Holding AG.








FORM 13F INFORMATION TABLE FOR QUARTER DECEMBER 31, 2011


NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE(x$1000)	SHRS/PRN AMT	SH/PRN	Put/Call	INVEST DESCR 	OTHER MGRS	VOTING AUTH
																			 SOLE		SHARED		NONE
Abbott Laboratories	   COM 		002824100	 287 	 	5,100 		SHN			DEFINED				1	 5,100
American Capital Ltd	   COM 		02503Y103	 269 	 	40,000 		SHN			DEFINED				1	 40,000
Apollo Investment Corp	   COM 		03761U106	 206 		32,050 		SHN			DEFINED				1	 32,050
Ares Capital Corp	   COM 		04010L103	 908 		58,765 		SHN			DEFINED				1	58,765
AuthenTec Inc	           COM 		052660107	3,573    	1,113,179 	SHN			DEFINED				1	 1,113,179
Avid Technology Inc	   COM 		05367P100	 279 		32,744 		SHN			DEFINED				1	 32,744
Bank of America Corp	   COM 		060505104	 108 		19,400 		SHN			DEFINED				1	 19,400
Becton Dickinson and Co	   COM 		075887109	 276 	 	3,700 		SHN			DEFINED				1	 3,700
BMC Software Inc	   COM 		055921100	 246 	 	7,500 		SHN			DEFINED				1	 7,500
Campbell Soup Co	   COM 		134429109	 269 	 	8,100 		SHN			DEFINED				1	 8,100
Charles Schwab Corp/The	   COM 		808513105	 262 	 	23,250 		SHN			DEFINED				1	 23,250
Clorox Co/The		   COM 		189054109	 260 	 	3,900 		SHN			DEFINED				1	 3,900
ConAgra Foods Inc	   COM 		205887102	 277 	 	10,500 		SHN			DEFINED				1	 10,500
Consolidated Edison Inc	   COM 		209115104	 285 	 	4,600 		SHN			DEFINED				1	 4,600
CR Bard Inc		   COM 		067383109	 265 	 	3,100 		SHN			DEFINED				1	 3,100
Crown Holdings Inc	   COM 		228368106	 245 		7,300 		SHN			DEFINED				1	 7,300
Deere & Co		   COM 		244199105	 2,962   	38,295 		SHN			DEFINED				1	 38,295
Delta Air Lines Inc	   COM 		247361702	 100 	 	12,300 		SHN			DEFINED				1	 12,300
EMC Corp/MA		   COM 		268648102	 215 	 	10,000		SHN			DEFINED				1	 10,000
EXCO Resources Inc	   COM 		269279402	17,325  	1,657,894 	SHN			DEFINED				1 	1,657,894
Fifth Street Finance Corp  COM 	        31678A103	 182 	 	19,000 		SHN			DEFINED				1	 19,000
Ford Motor Co		   COM 	        345370860	 110 	 	10,200 		SHN			DEFINED				1	 10,200
General Mills Inc	   COM 	        370334104	 271 	 	6,700 		SHN			DEFINED				1	 6,700
GNC Holdings Inc	   COM 	        36191G107	82,194  	2,839,181 	SHN			DEFINED				1	 2,839,181
Gold Fields Ltd	           ADR	        38059T106	 183 	 	12,000 		SHN			DEFINED				1	 12,000
Goodrich Corp	           COM 	        382388106	 730 	 	5,900 		SHN			DEFINED				1 	5,900
Groupon Inc	           COM 	        399473107	 210 	 	10,200 		SHN			DEFINED				1	 10,200
HCA Holdings Inc	   COM 	        40412C101	 293 	 	13,300 		SHN			DEFINED				1	 13,300
Hudson City Bancorp Inc	   COM 	        443683107	 113 	 	18,100 		SHN			DEFINED				1	 18,100
Huntington Bancshrs Inc/O  COM 		446150104	 108 	 	19,600 		SHN			DEFINED				1	 19,600
Intel Corp		   COM 		458140100	 243 	 	10,000 		SHN			DEFINED				1	 10,000
iShares MSCIJpn Idx Fund   ETP	  	464286848	 477 	 	52,350 		SHN			DEFINED				1	 52,350
Johnson & Johnson	   COM 		478160104	 269 	 	4,100 		SHN			DEFINED				1	 4,100
JPMorgan Chase & Co	   COM 		46625H100	 2,275 		68,415 		SHN			DEFINED				1	 68,415
KeyCorp			   COM 		493267108	 97 	 	12,600 		SHN			DEFINED				1	 12,600
Kimberly-Clark Corp	   COM 		494368103	 257 		3,500 		SHN			DEFINED				1	 3,500
Market Vectors Brzl Sm Ca  ETP		57060U613	 461 		12,660 		SHN			DEFINED				1	 12,660
McCormick & Co Inc/MD	   COM 		579780206	 232 	 	4,600 		SHN			DEFINED				1	 4,600
Microsoft Corp		   COM 		594918104	 477 	 	18,360 		SHN			DEFINED				1	 18,360
PennantPark InvSt Corp	   COM 		708062104	 281 		27,849		SHN			DEFINED				1	 27,849
Petroleo Brasileiro SA	   ADR		71654V408	 281 	 	1,300 		SHN			DEFINED				1	 11,300
PG&E Corp		   COM 		69331C108	 280 	 	6,800 		SHN			DEFINED				1	 6,800
Powershares QQQ Trust S 1  ETP		73935A104	 6,111 		109,450 	SHN			DEFINED				1	 109,450
Progress Energy Inc	   COM 		743263105	 756 	 	13,500 		SHN			DEFINED				1	 13,500
SAIC Inc		   COM 		78390X101	 274 	 	22,300 		SHN			DEFINED				1	 22,300
Sirius XM Radio Inc	   COM 		82967N108	 46 		25,000 		SHN			DEFINED				1	 25,000
Southern Co/The		   COM 		842587107	 282 	 	6,100 		SHN			DEFINED				1	 6,100
SPDR Gold Shares	   ETP		78463V107	 730 	 	4,800 		SHN			DEFINED				1	 4,800
SPDR S&P 500 ETF Trust	   ETP		78462F103	 1,779 		14,175 		SHN			DEFINED				1	 14,175
Starbucks Corp		   COM 		855244109	 755 	 	16,400 		SHN			DEFINED				1	 16,400
TransCanada Corp	   COM 		89353D107	 373 	 	8,550 		SHN			DEFINED				1 	 8,550
Wal-Mart Stores Inc	   COM 		931142103	 281 		4,700 		SHN			DEFINED				1	 4,700
ZipRealty Inc	           COM 		98974V107	 68 	 	62,260 		SHN			DEFINED				1	 62,260
